Shareholder Fees {- Fidelity® Treasury Money Market Fund}	Dec. 30, 2022
10.31 Fidelity Treasury Money Market Fund - C PRO-16 | Fidelity® Treasury Money Market Fund | Fidelity Treasury Money Market Fund-Advisor C Class
Shareholder Fees:
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[1]

[1]	(a)On Class C shares redeemed less than one year after purchase.